UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21276

J.P. Morgan Fleming Series Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, New York		10036
(Address of principal executive offices)		(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	December 31, 2005

Date of reporting period:	September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Series Trust
Schedule of Portfolio Investments as of September 30, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

JPMorgan Multi Manager Small Cap Value Fund

Schedule of Portfolio Investments

As of September 30, 2005

(Amounts in thousands)

	Shares	Security Description	Value
Long-Term Investments — 97.1%
Common Stocks — 96.2%
Aerospace & Defense — 2.1%
	8	AAR Corp. (a)	$143
	10	Armor Holdings, Inc. (a)	421
	16	Aviall, Inc. (a)	537
	9	Curtiss-Wright Corp.	531
	5	DRS Technologies, Inc.	262
	13	Esterline Technologies Corp. (a)	474
	36	Goodrich Corp.	1,578
	6	Heico Corp.	146
	16	Kaman Corp., Class A	323
	118	Moog, Inc., Class A (a)	3,483
	10	Orbital Sciences Corp. (a)	126
	5	Triumph Group, Inc. (a)	182
			8,206
Airlines — 0.4%
	14	Alaska Air Group, Inc. (a)	415
	11	Continental Airlines, Inc., Class B (a)	109
	33	ExpressJet Holdings, Inc. (a)	299
	26	Skywest, Inc.	708
			1,531
Auto Components — 0.6%
	12	Aftermarket Technology Corp. (a)	221
	22	ArvinMeritor, Inc.	361
	17	Hayes Lemmerz International, Inc. (a)	76
	4	Keystone Automotive Industries, Inc. (a)	118
	12	Modine Manufacturing Co.	429
	11	Sauer-Danfoss, Inc.	224
	5	Superior Industries International, Inc.	106
	34	Tenneco Automotive, Inc. (a)	595
	15	Visteon Corp.	147
			2,277
Automobiles — 0.4%
	55	Winnebago Industries, Inc.	1,585
Biotechnology — 1.1%
	5	Alexion Pharmaceuticals, Inc. (a)	125
	9	Applera Corp. - Celera Genomics Group (a)	107
	4	Cell Genesys, Inc. (a)	20
	12	Cytokinetics, Inc. (a)	95
	62	Genelabs Technologies (a)	39
	4	Human Genome Sciences, Inc. (a)	58
	7	Myogen, Inc. (a)	155
	111	Nabi Biopharmaceuticals (a)	1,458
	4	Rigel Pharmaceuticals, Inc. (a)	102
	74	Serologicals Corp. (a)	1,669
	10	Telik, Inc. (a)	163
	3	United Therapeutics Corp. (a)	182
			4,173
Building Products — 0.8%
	13	Apogee Enterprises, Inc.	217
	10	Griffon Corp. (a)	241
	27	Jacuzzi Brands, Inc. (a)	220
	24	Lennox International, Inc.	655
	8	NCI Building Systems, Inc. (a)	339
	17	Universal Forest Products, Inc.	963
	4	Water Pik Technologies, Inc. (a)	73
	7	York International Corp.	415
			3,123
Capital Markets — 2.7%
	84	Eaton Vance Corp.	2,095
	1	Greenhill & Co., Inc.	21
	9	Investment Technology Group, Inc. (a)	252
	102	Jefferies Group, Inc.	4,455
	8	LaBranche & Co., Inc. (a)	72
	7	Luby’s, Inc. (a)	90
	3	Piper Jaffray Cos. (a)	95
	113	Raymond James Financial, Inc.	3,644
			10,724

See Notes to Financial Statements.

Chemicals — 4.0%
	91		Cambrex Corp.	1,719
	62		Engelhard Corp.	1,740
	16		FMC Corp. (a)	939
	2		Georgia Gulf Corp.	41
	15		H.B. Fuller Co.	460
	82		Headwaters, Inc. (a)	3,059
	36		Hercules, Inc. (a)	444
	6		Minerals Technologies, Inc.	320
	11		NewMarket Corp. (a)	191
	106		PolyOne Corp. (a)	642
	77		RPM International, Inc.	1,420
	32		Scotts Miracle-Gro Co. (The), Class A	2,787
	—	(h)	Sensient Technologies Corp.	6
	15		Terra Industries, Inc. (a)	97
	57		Valspar Corp.	1,277
	29		W.R. Grace & Co. (a)	261
	19		Wellman, Inc.	118
				15,521
Commercial Banks — 4.0%
	5		ABC Bancorp	96
	5		Amcore Financial, Inc.	169
	20		Amegy Bancorp, Inc.	462
	3		AmericanWest Bancorp (a)	74
	2		BancFirst Corp.	153
	4		Bank of the Ozarks, Inc.	127
	3		Banner Corp.	69
	2		Capital Corp. of the West	56
	5		Capitol Bancorp Ltd.	159
	5		Cathay General Bancorp	184
	8		Central Pacific Financial Corp.	267
	12		Chemical Financial Corp.	384
	6		City Holding Co.	211
	20		Colonial BancGroup, Inc. (The)	457
	5		Columbia Banking System, Inc.	132
	14		Community Bank System, Inc.	307
	5		Community Trust Bancorp, Inc.	160
	13		Cullen/Frost Bankers, Inc.	622
	10		EuroBancshares, Inc. (a)	148
	—	(h)	Financial Institutions, Inc.	4
	13		First Bancorp	211
	2		First Citizens BancShares, Inc., Class A	375
	1		First Oak Brook Bancshares, Inc.	27
	12		First Republic Bank	432
	32		Gold Banc Corp., Inc.	474
	1		Great Southern Bancorp, Inc.	18
	15		Greater Bay Bancorp	367
	52		Hanmi Financial Corp.	932
	17		IBERIABANK Corp.	898
	15		Independent Bank Corp. / MA	441
	16		Independent Bank Corp. / MI	466
	18		Irwin Financial Corp.	361
	—	(h)	Lakeland Financial Corp.	4
	—	(h)	MainSource Financial Group, Inc.	9
	3		MB Financial, Inc.	121
	4		MBT Financial Corp.	70
	5		Mercantile Bank Corp.	228
	12		Mid-State Bancshares	330
	—	(h)	Nara Bancorp, Inc.	6
	—	(h)	Old Second Bancorp, Inc.	6
	47		Oriental Financial Group	576
	8		Pacific Capital Bancorp	276
	—	(h)	Peoples Bancorp, Inc.	12
	7		Prosperity Bancshares, Inc.	203
	9		Provident Bankshares Corp.	313
	42		Republic Bancorp, Inc.	600
	1		Republic Bancorp, Inc., Class A	25
	—	(h)	Royal Bancshares of Pennsylvania	7
	1		Santander Bancorp	30
	—	(h)	SCBT Financial Corp.	13
	6		Security Bank Corp.	139
	5		Simmons First National Corp., Class A	143

See Notes to Financial Statements.

	4		Southside Bancshares, Inc.	85
	—	(h)	Southwest Bancorp, Inc.	4
	6		State Financial Services Corp.	212
	17		Sterling Bancshares, Inc.	250
	11		Sterling Financial Corp.	215
	10		Summit Bancshares, Inc.	184
	3		Sun Bancorp, Inc. (a)	61
	2		SVB Financial Group (a)	78
	6		Taylor Capital Group, Inc.	212
	12		Texas Regional Bancshares, Inc.	334
	4		TriCo Bancshares	84
	14		Umpqua Holdings Corp.	350
	12		United Bancshares, Inc.	423
	27		West Coast Bancorp	680
	2		Western Sierra Bancorp (a)	62
				15,588
Commercial Services & Supplies — 3.3%
	75		Administaff, Inc.	2,992
	102		Allied Waste Industries, Inc. (a)	862
	21		Angelica Corp.	371
	2		Banta Corp.	87
	17		CBIZ, Inc.	86
	—	(h)	Consolidated Graphics, Inc. (a)	17
	—	(h)	CRA International, Inc. (a)	17
	5		Electro Rent Corp. (a)	62
	4		Ennis, Inc.	72
	11		Geo Group, Inc. (The) (a)	294
	8		HealthTronics, Inc.	84
	12		Imagistics International, Inc. (a)	502
	11		Interpool, Inc.	206
	16		John H. Harland Co.	702
	42		Kelly Services, Inc., Class A	1,300
	3		NCO Group, Inc. (a)	62
	44		School Specialty, Inc. (a)	2,122
	29		Spherion Corp. (a)	219
	21		TeleTech Holdings, Inc. (a)	208
	1		Tetra Tech, Inc. (a)	20
	114		United Rentals, Inc. (a)	2,248
	10		United Stationers, Inc. (a)	464
	—	(h)	Vertrue, Inc. (a)	15
	2		Viad Corp.	60
	—	(h)	Volt Information Sciences, Inc. (a)	8
				13,080
Communications Equipment — 2.2%
	9		Arris Group, Inc. (a)	104
	5		Audiovox Corp. (a)	71
	5		Bel Fuse, Inc., Class B	193
	7		Black Box Corp.	281
	7		C-COR, Inc. (a)	45
	151		CIENA Corp. (a)	398
	13		CommScope, Inc. (a)	220
	8		Ditech Communications Corp. (a)	51
	6		Emulex Corp. (a)	113
	12		Inter-Tel, Inc.	260
	9		MRV Communications, Inc. (a)	18
	215		Powerwave Technologies, Inc. (a)	2,791
	8		Redback Networks, Inc. (a)	75
	6		SafeNet, Inc. (a)	216
	16		Sycamore Networks, Inc. (a)	62
	195		Symmetricom, Inc. (a)	1,513
	110		Tekelec (a)	2,308
	11		Utstarcom, Inc. (a)	87
				8,806
Computers & Peripherals — 0.6%
	26		Adaptec, Inc. (a)	101
	73		Brocade Communications Systems, Inc. (a)	296
	7		Electronics for Imaging, Inc. (a)	170
	24		Gateway, Inc. (a)	65
	12		Hutchinson Technology, Inc. (a)	308
	5		Hypercom Corp. (a)	32
	11		Imation Corp.	454

See Notes to Financial Statements.

	3	Intergraph Corp. (a)	134
	6	Komag, Inc. (a)	198
	30	McData Corp. (a)	156
	9	Palm, Inc. (a)	258
	105	Quantum Corp. (a)	325
			2,497
Construction & Engineering — 0.6%
	1	Dycom Industries, Inc. (a)	24
	2	EMCOR Group, Inc. (a)	107
	13	MasTec, Inc. (a)	145
	60	Shaw Group, Inc. (The) (a)	1,470
	7	URS Corp. (a)	262
	9	Washington Group International, Inc. (a)	458
			2,466
Construction Materials — 0.3%
	4	Ameron International Corp.	190
	4	Eagle Materials, Inc.	473
	6	Texas Industries, Inc.	316
			979
Consumer Discretionary — 0.3%
	40	Ethan Allen Interiors, Inc.	1,241
Consumer Finance — 1.4%
	12	Advanta Corp.	328
	87	AmeriCredit Corp. (a)	2,084
	29	Cash America International, Inc.	610
	12	CompuCredit Corp. (a)	533
	19	Metris Cos., Inc. (a)	275
	4	Student Loan Corp.	1,042
	22	World Acceptance Corp. (a)	546
			5,418
Containers & Packaging — 0.8%
	14	Chesapeake Corp.	256
	6	Greif, Inc., Class A	349
	101	Pactiv Corp. (a)	1,764
	13	Rock-Tenn Co., Class A	201
	21	Silgan Holdings, Inc.	698
			3,268
Diversified Financial Services — 0.4%
	1	eSpeed, Inc. (a)	5
	6	Financial Federal Corp.	255
	14	GATX Corp.	546
	20	Knight Capital Group, Inc. (a)	169
	33	Technology Investment Capital Corp.	514
			1,489
Diversified Telecommunication Services — 0.5%
	17	Broadwing Corp. (a)	87
	126	Cincinnati Bell, Inc. (a)	555
	4	Commonwealth Telephone Enterprises, Inc.	136
	23	CT Communications, Inc.	282
	12	General Communication, Inc., Class A (a)	119
	5	North Pittsburgh Systems, Inc.	100
	66	Premiere Global Services, Inc. (a)	539
	12	Talk America Holdings, Inc. (a)	113
	20	Time Warner Telecom, Inc., Class A (a)	152
			2,083
Electric Utilities — 2.5%
	9	Black Hills Corp.	386
	6	CH Energy Group, Inc.	280
	11	Cleco Corp.	262
	26	El Paso Electric Co. (a)	542
	64	Idacorp, Inc.	1,916
	135	PNM Resources, Inc.	3,858
	56	Puget Energy, Inc.	1,317
	2	UIL Holdings Corp.	110
	32	Unisource Energy Corp.	1,067
			9,738
Electrical Equipment — 0.4%
	11	A.O. Smith Corp.	308
	12	Acuity Brands, Inc.	350
	11	Encore Wire Corp. (a)	171
	12	General Cable Corp. (a)	208
	3	Genlyte Group, Inc. (a)	159
	6	Regal-Beloit Corp.	194
			1,390

See Notes to Financial Statements.

Electronic Equipment & Instruments — 4.1%
	239		Aeroflex, Inc. (a)	2,237
	19		Agilysis, Inc.	323
	7		Anixter International, Inc.	298
	11		Bell Microproducts, Inc. (a)	112
	11		Benchmark Electronics, Inc. (a)	339
	8		Brightpoint, Inc. (a)	158
	121		Checkpoint Systems, Inc. (a)	2,868
	17		CTS Corp.	205
	5		Electro Scientific Industries, Inc. (a)	114
	140		Flir Systems, Inc. (a)	4,132
	—	(h)	Global Imaging Systems, Inc (a)	3
	5		MTS Systems Corp.	189
	15		Newport Corp. (a)	213
	108		Paxar Corp. (a)	1,822
	5		Radisys Corp. (a)	105
	53		Sanmina-SCI Corp. (a)	227
	154		Symbol Technologies, Inc.	1,494
	2		SYNNEX Corp. (a)	29
	7		Sypris Solutions, Inc.	70
	5		TTM Technologies, Inc. (a)	34
	97		Vishay Intertechnology, Inc. (a)	1,154
				16,126
Energy Equipment & Services — 2.1%
	2		Cal Dive International, Inc. (a)	152
	6		Hanover Compressor Co. (a)	89
	5		Lone Star Technologies, Inc. (a)	283
	7		NS Group, Inc. (a)	275
	51		Oceaneering International, Inc. (a)	2,724
	7		Offshore Logistics, Inc. (a)	255
	18		Oil States International, Inc. (a)	661
	4		RPC, Inc.	93
	88		Superior Energy Services, Inc. (a)	2,021
	31		Todco, Class A (a)	1,306
	5		Universal Compression Holdings, Inc. (a)	179
	9		Veritas DGC, Inc. (a)	315
				8,353
Environmental Services — 0.0%
	9		Harvest Natural Resources, Inc. (a)	101
Food & Staples Retailing — 0.2%
	6		Casey’s General Stores, Inc.	139
	8		Great Atlantic & Pacific Tea Co., Inc. (a)	230
	2		Nash Finch Co.	93
	3		Pantry, Inc. (The) (a)	127
	12		Pathmark Stores, Inc. (a)	131
	3		Ruddick Corp.	74
	12		Smart & Final, Inc. (a)	151
				945
Food Products — 0.5%
	27		Chiquita Brands International, Inc.	744
	16		Corn Products International, Inc.	313
	8		Flowers Foods, Inc.	216
	4		Gold Kist, Inc. (a)	76
	3		J & J Snack Foods Corp.	145
	5		Ralcorp Holdings, Inc. (a)	205
	5		Sanderson Farms, Inc.	167
				1,866
Gas Utilities — 0.8%
	23		New Jersey Resources Corp.	1,044
	7		Nicor, Inc.	311
	10		Northwest Natural Gas Co.	357
	27		South Jersey Industries, Inc.	772
	28		Southwest Gas Corp.	762
				3,246
Health Care Equipment & Supplies — 1.7%
	6		Analogic Corp.	302
	5		Bio-Rad Laboratories, Inc., Class A (a)	247
	11		Conmed Corp. (a)	315
	69		Cooper Cos., Inc. (The)	5,317
	—	(h)	Invacare Corp.	4
	7		Mine Safety Appliances Co.	252
	6		Neurometrix, Inc. (a)	188
	6		Steris Corp.	140

See Notes to Financial Statements.

	—	(h)	SurModics, Inc. (a)	8
	4		Viasys Healthcare, Inc. (a)	87
				6,860
Health Care Providers & Services — 7.0%
	9		Alderwoods Group, Inc. (a)	149
	11		Alliance Imaging, Inc. (a)	92
	75		American Healthways, Inc. (a)	3,184
	75		AMERIGROUP Corp. (a)	1,442
	3		Cardinal Financial Corp. (a)	29
	7		Computer Programs & Systems, Inc.	225
	90		Covance, Inc. (a)	4,314
	—	(h)	Coventry Health Care, Inc. (a)	— (h)
	6		Gentiva Health Services, Inc. (a)	112
	79		Health Management Associates, Inc., Class A	1,849
	18		Kindred Healthcare, Inc. (a)	548
	3		LCA Vision, Inc.	126
	4		Magellan Health Services, Inc. (a)	127
	55		Manor Care, Inc.	2,122
	46		Omnicare, Inc.	2,573
	6		Pediatrix Medical Group, Inc. (a)	446
	19		Per-Se Technologies, Inc. (a)	393
	100		Pharmaceutical Product Development, Inc.	5,745
	49		Priority Healthcare Corp., Class B (a)	1,369
	15		PSS World Medical, Inc. (a)	203
	4		Res-Care, Inc. (a)	60
	58		Stewart Enterprises, Inc.	381
	29		Sunrise Senior Living, Inc. (a)	1,956
				27,445
Hotels, Restaurants & Leisure — 1.8%
	7		Ameristar Casinos, Inc.	150
	5		Argosy Gaming Co. (a)	254
	5		Aztar Corp. (a)	160
	—	(h)	Bob Evans Farms, Inc.	2
	13		Brinker International, Inc. (a)	470
	66		CEC Entertainment, Inc. (a)	2,104
	5		Isle of Capri Casinos, Inc. (a)	111
	15		Jack in the Box, Inc. (a)	455
	24		Landry’s Restaurants, Inc.	715
	8		O’Charley’s, Inc. (a)	107
	4		Papa John’s International, Inc. (a)	205
	1		Ryan’s Restaurant Group, Inc. (a)	6
	15		Six Flags, Inc. (a)	111
	83		Sonic Corp. (a)	2,271
				7,121
Household Durables — 5.5%
	1		CSS Industries, Inc.	23
	—	(h)	Furniture Brands International, Inc.	7
	30		Harman International Industries, Inc.	3,109
	81		Hovnanian Enterprises, Inc. (a)	4,127
	12		Kimball International, Inc., Class B	146
	5		Lay-Z-Boy, Inc.	71
	8		Levitt Corp., Class A	181
	70		Meritage Homes Corp. (a)	5,351
	89		Snap-On, Inc.	3,197
	85		Standard-Pacific Corp.	3,545
	21		Technical Olympic USA, Inc.	544
	30		Tupperware Corp.	672
	20		WCI Communities, Inc. (a)	556
				21,529
Industrial Conglomerates — 0.2%
	14		Walter Industries, Inc.	695
Insurance — 6.1%
	2		American Physicians Capital, Inc. (a)	108
	14		Argonaut Group, Inc. (a)	386
	—	(h)	Baldwin & Lyons, Inc.	9
	5		Clark, Inc.	76
	55		Commerce Group, Inc.	3,180
	82		Delphi Financial Group, Inc.	3,837
	6		Direct General Corp.	116
	8		Infinity Property & Casualty Corp.	263
	12		LandAmerica Financial Group, Inc.	795
	5		Midland Co. (The)	191
	49		Nationwide Financial Services, Inc.	1,944
	—	(h)	Navigators Group, Inc. (a)	11
	79		Philadelphia Consolidated Holding Co. (a)	6,716

See Notes to Financial Statements.

	6		Phoenix Cos., Inc. (The)	74
	57		PMA Capital Corp., Class A (a)	501
	1		ProAssurance Corp. (a)	28
	21		Protective Life Corp.	857
	5		RLI Corp.	222
	10		Safety Insurance Group, Inc.	359
	10		Selective Insurance Group	499
	5		State Auto Financial Corp.	152
	13		Stewart Information Services Corp.	666
	11		UICI	396
	37		United Fire & Casualty Co.	1,660
	4		Universal American Financial Corp. (a)	91
	16		Zenith National Insurance Corp.	991
				24,128
Internet & Catalog Retail — 0.6%
	117		Insight Enterprises, Inc. (a)	2,179
	14		Systemax, Inc. (a)	98
				2,277
Internet Software & Services — 0.2%
	8		aQuantive, Inc. (a)	169
	4		AsiaInfo Holdings, Inc. (a)	18
	17		EarthLink, Inc. (a)	179
	4		Infospace, Inc. (a)	105
	11		Internet Security Systems (a)	275
	9		Ipass, Inc. (a)	48
	9		United Online, Inc.	129
				923
IT Services — 2.2%
	70		BearingPoint, Inc. (a)	529
	112		BISYS Group, Inc. (The) (a)	1,505
	2		CACI International, Inc., Class A (a)	133
	19		Ciber, Inc. (a)	144
	101		Convergys Corp. (a)	1,446
	12		Covansys Corp. (a)	193
	17		Gartner, Inc., Class A (a)	195
	49		Global Payments, Inc.	3,816
	3		infoUSA, Inc. (a)	32
	5		ManTech International Corp., Class A (a)	137
	2		MAXIMUS, Inc.	61
	23		Perot Systems Corp., Class A (a)	321
	3		Startek, Inc.	40
	10		Sykes Enterprises, Inc. (a)	119
	11		Tyler Technologies, Inc. (a)	87
				8,758
Leisure Equipment & Products — 1.2%
	119		Action Performance Cos., Inc.	1,489
	25		JAKKS Pacific, Inc. (a)	412
	193		K2, Inc. (a)	2,200
	8		RC2 Corp. (a)	277
	7		Steinway Musical Instruments, Inc. (a)	171
				4,549
Machinery — 3.9%
	6		Actuant Corp., Class A	262
	107		AGCO Corp. (a)	1,939
	3		Astec Industries, Inc. (a)	88
	16		Barnes Group, Inc.	588
	42		Bucyrus International, Inc.	2,073
	6		Cascade Corp.	283
	6		CIRCOR International, Inc.	168
	3		ESCO Technologies, Inc. (a)	160
	6		Flowserve Corp. (a)	215
	—	(h)	Gardner Denver, Inc. (a)	5
	5		Greenbrier Cos., Inc.	153
	42		Harsco Corp.	2,757
	38		JLG Industries, Inc.	1,390
	—	(h)	Kadant, Inc. (a)	8
	12		Kennametal, Inc.	564
	3		NACCO Industries, Inc., Class A	286
	11		Reliance Steel & Aluminum Co.	593
	5		Tecumseh Products Co., Class A	105
	6		Terex Corp. (a)	292
	64		Timken Co.	1,887
	16		Toro Co.	577
	17		Valmont Industries, Inc.	490
	8		Watts Water Technologies, Inc., Class A	240
				15,123

See Notes to Financial Statements.

Marine — 0.0%
	2		Kirby Corp. (a)	99
Media — 1.7%
	1		4Kids Entertainment, Inc. (a)	14
	2		Arbitron, Inc.	80
	4		Carmike Cinemas, Inc.	87
	131		Charter Communications, Inc., Class A (a)	196
	14		Insight Communications Co., Inc., Class A (a)	165
	6		Journal Register Co.	95
	21		Lodgenet Entertainment Corp. (a)	306
	4		Media General, Inc., Class A	203
	14		Mediacom Communications Corp., Class A (a)	106
	55		Primedia, Inc. (a)	223
	—	(h)	ProQuest Co. (a)	14
	57		Radio One, Inc., Class D (a)	746
	5		Saga Communications, Inc., Class A (a)	71
	81		Scholastic Corp. (a)	2,990
	113		Sinclair Broadcast Group, Inc., Class A	1,002
	5		Valassis Communications, Inc. (a)	211
				6,509
Metals & Mining — 0.8%
	8		Chaparral Stell Co. (a)	209
	26		Commercial Metals Co.	860
	14		NN, Inc.	165
	5		Oregon Steel Mills, Inc. (a)	126
	16		Quanex Corp.	1,053
	4		Ryerson Tull, Inc.	79
	5		Schnitzer Steel Industries, Inc.	156
	17		Steel Dynamics, Inc.	571
				3,219
Multi-Utilities — 1.0%
	8		Avista Corp.	163
	74		Oneok, Inc.	2,514
	84		Sierra Pacific Resources (a)	1,241
				3,918
Multiline Retail — 0.2%
	25		ShopKo Stores, Inc. (a)	625
Oil, Gas & Consumable Fuels — 4.6%
	110		Cabot Oil & Gas Corp.	5,549
	15		Chesapeake Energy Corp.	578
	21		Cimarex Energy Co. (a)	935
	13		Comstock Resources, Inc. (a)	410
	10		Energy Partners Ltd. (a)	325
	3		Giant Industries, Inc. (a)	182
	61		Houston Exploration Co. (a)	4,082
	11		Southwestern Energy Co. (a)	807
	4		Spinnaker Exploration Co. (a)	278
	12		Stone Energy Corp. (a)	726
	74		Swift Energy Co. (a)	3,386
	17		Whiting Petroleum Corp. (a)	745
				18,003
Paper & Forest Products — 0.1%
	14		Schweitzer-Mauduit International, Inc.	308
	13		Wausau-Mosinee Paper Corp.	163
				471
Personal Products — 0.2%
	17		Chattem, Inc. (a)	586
Pharmaceuticals — 0.4%
	19		Adolor Corp. (a)	201
	9		Alpharma, Inc., Class A	221
	13		AtheroGenics, Inc. (a)	201
	8		Auxilium Pharmaceuticals, Inc. (a)	42
	82		AVANIR Pharmaceuticals, Class A (a)	255
	8		Barr Pharmaceuticals, Inc. (a)	448
	21		Cypress Bioscience, Inc. (a)	113
	5		Valeant Pharmaceuticals International	108
				1,589
Real Estate — 6.1%
	19		Affordable Residential Communities REIT (m)	194
	25		American Home Mortgage Investment Corp. REIT	758
	59		Anthracite Capital, Inc. REIT	687
	6		Boykin Lodging Co. REIT (a)	76

See Notes to Financial Statements.

	20	Capital Automotive REIT REIT	770
	5	Capital Trust, Inc., Class A REIT (m)	164
	41	CarrAmerica Realty Corp. REIT	1,467
	62	Entertainment Properties Trust REIT	2,780
	42	Equity Inns, Inc. REIT	570
	25	FelCor Lodging Trust, Inc. REIT (a)	371
	5	First Potomac Realty Trust REIT	126
	12	Glenborough Realty Trust, Inc. REIT	228
	18	Government Properties Trust, Inc. REIT	171
	22	Impac Mortgage Holdings, Inc. REIT	275
	48	Innkeepers USA Trust REIT	738
	7	Jones Lang LaSalle, Inc.	327
	21	Kilroy Realty Corp. REIT	1,154
	12	LaSalle Hotel Properties REIT	410
	61	Lexington Corporate Properties Trust REIT	1,434
	12	LTC Properties, Inc. REIT	263
	18	Maguire Properties, Inc. REIT	529
	75	Meristar Hospitality Corp. REIT (a)	684
	18	MFA Mortgage Investments, Inc. REIT	110
	31	Mid-America Apartment Communities, Inc. REIT	1,451
	28	National Health Investors, Inc. REIT	779
	4	New Century Financial Corp. REIT	129
	6	Novastar Financial, Inc. REIT	185
	7	Parkway Properties, Inc. REIT	324
	28	Pennsylvania Real Estate Investment Trust REIT	1,189
	19	Post Properties, Inc. REIT	693
	27	RAIT Investment Trust REIT	764
	14	Saul Centers, Inc. REIT	493
	29	Senior Housing Properties Trust REIT	557
	32	SL Green Realty Corp. REIT	2,175
	9	Taubman Centers, Inc. REIT	269
	1	Urstadt Biddle Properties, Inc., Class A REIT	18
	19	Ventas, Inc. REIT	605
			23,917
Road & Rail — 0.9%
	4	Amerco, Inc. (a)	204
	4	Arkansas Best Corp.	122
	7	Covenant Transport, Inc., Class A (a)	88
	14	Dollar Thrifty Automotive Group, Inc. (a)	465
	19	Genesee & Wyoming, Inc., Class A (a)	596
	1	Marten Transport Ltd. (a)	33
	22	RailAmerica, Inc. (a)	266
	15	SCS Transportation, Inc. (a)	234
	15	Sirva, Inc. (a)	110
	54	Swift Transportation Co., Inc. (a)	958
	8	U.S. Xpress Enterprises, Inc., Class A (a)	98
	19	Werner Enterprises, Inc.	333
			3,507
Semiconductors & Semiconductor Equipment — 1.0%
	11	Actel Corp. (a)	158
	7	AMIS Holdings, Inc. (a)	82
	9	Amkor Technology, Inc. (a)	40
	49	Applied Micro Circuits Corp. (a)	146
	6	Asyst Technologies, Inc. (a)	29
	23	Axcelis Technologies, Inc. (a)	119
	16	Cirrus Logic, Inc. (a)	122
	8	Cohu, Inc.	177
	23	Credence Systems Corp. (a)	183
	7	DSP Group, Inc. (a)	177
	43	Entegris, Inc. (a)	490
	5	Exar Corp. (a)	69
	29	Fairchild Semiconductor International, Inc. (a)	431
	8	Genesis Microchip, Inc. (a)	178
	28	Integrated Device Technology, Inc. (a)	301
	9	Integrated Silicon Solutions, Inc. (a)	71
	12	Kulicke & Soffa Industries, Inc. (a)	86
	19	Lattice Semiconductor Corp. (a)	79
	13	MKS Instruments, Inc. (a)	219
	19	ON Semiconductor Corp. (a)	97
	9	Photronics, Inc. (a)	177
	9	Silicon Storage Technology, Inc. (a)	50
	15	Skyworks Solutions, Inc. (a)	108
	7	Standard Microsystems Corp. (a)	212
	15	Vitesse Semiconductor Corp. (a)	28
			3,829

See Notes to Financial Statements.

Software — 0.8%
	77		Cadence Design Systems, Inc. (a)	1,246
	11		Magma Design Automation, Inc. (a)	89
	6		NetIQ Corp. (a)	77
	46		Parametric Technology Corp. (a)	319
	4		Phoenix Technologies Ltd. (a)	33
	8		Progress Software Corp. (a)	251
	46		Sybase, Inc. (a)	1,087
	4		Talx Corp.	115
				3,217
Specialty Retail — 3.4%
	18		Aaron Rents, Inc.	371
	31		Asbury Automotive Group, Inc. (a)	524
	4		Build-A-Bear Workshop, Inc. (a)	85
	4		Building Material Holding Corp.	382
	12		Burlington Coat Factory Warehouse Corp.	456
	182		Charming Shoppes, Inc. (a)	1,939
	134		CSK Auto Corp. (a)	1,998
	14		Dress Barn, Inc. (a)	314
	6		Genesco, Inc. (a)	227
	8		Jo-Ann Stores, Inc. (a)	142
	—	(h)	Linens ‘N Things, Inc. (a)	3
	33		Lithia Motors, Inc., Class A	956
	40		Movie Gallery, Inc.	414
	12		Payless Shoesource, Inc. (a)	216
	19		Rent-Way, Inc. (a)	128
	3		Sonic Automotive, Inc.	69
	58		Sports Authority, Inc. (The) (a)	1,695
	16		Stage Stores, Inc.	422
	110		Stein Mart, Inc.	2,223
	11		Too, Inc. (a)	313
	4		United Auto Group, Inc.	129
	7		Zale Corp. (a)	201
				13,207
Textiles, Apparel & Luxury Goods — 1.4%
	7		Brown Shoe Co., Inc.	231
	12		Kellwood Co.	310
	6		Kenneth Cole Productions, Inc., Class A	161
	6		Movado Group, Inc.	109
	1		Oxford Industries, Inc.	54
	3		Perry Ellis International, Inc. (a)	59
	123		Phillips-Van Heusen	3,806
	17		Quiksilver, Inc. (a)	238
	7		Russell Corp.	98
	15		Skechers U.S.A., Inc., Class A (a)	237
	7		Unifirst Corp.	260
				5,563
Thrifts & Mortgage Finance — 3.6%
	79		Accredited Home Lenders Holding Co. (a)	2,778
	36		Astoria Financial Corp.	939
	23		Bank Atlantic Bancorp, Inc., Class A	396
	59		Bankunited Financial Corp.	1,342
	99		Brookline Bancorp, Inc.	1,561
	—	(h)	Capital Crossing Bank (a)	14
	1		Commercial Capital Bancorp, Inc.	15
	41		Commercial Federal Corp.	1,410
	19		Corus Bankshares, Inc.	1,053
	12		Dime Community Bancshares	170
	14		Doral Financial Corp.	182
	3		First Financial Holdings, Inc.	98
	44		First Niagara Financial Group, Inc.	638
	4		First Place Financial Corp.	84
	6		FirstFed Financial Corp. (a)	312
	12		Flagstar Bancorp, Inc.	193
	17		Fremont General Corp.	378
	2		ITLA Capital Corp. (a)	105
	11		MAF Bancorp, Inc.	439
	13		Ocwen Financial Corp. (a)	89
	21		Partners Trust Financial Group, Inc.	245
	16		R&G Financial Corp., Class B	225
	33		Sterling Financial Corp.	755
	9		TierOne Corp.	229
	30		W Holding Co., Inc.	284
	5		WSFS Financial Corp.	288
				14,222

See Notes to Financial Statements.

Tobacco — 0.2%
	34		Alliance One International, Inc.	122
	22		Universal Corp.	854
				976
Trading Companies & Distributors — 1.6%
	49		Applied Industrial Technologies, Inc.	1,769
	87		Watsco, Inc.	4,642
				6,411
Water Utilities — 0.0%
	—	(h)	American States Water Co.	13
	—	(h)	California Water Service Group	17
				30
Wireless Telecommunication Services — 0.7%
	87		American Tower Corp., Class A (a)	2,166
	11		Centennial Communications Corp. (a)	163
	32		Dobson Communications Corp. (a)	244
				2,573
			Total Common Stocks
			(Cost $285,075)	377,699
Investment Company — 0.9%
	54		iShares Russell 2000 Value Index Fund
			(Cost $3,516)	3,554

			Total Long-Term Investments
			(Cost $288,591)	381,253
Short-Term Investments — 4.2%
Money Market Fund — 4.1%
	16,152		JPMorgan Prime Money Market Fund (b)
			(Cost $16,152)	16,152

	Principal Amount
U.S. Treasury Security — 0.1%
	$325		U.S. Treasury Note, 1.88%, 11/30/05 (m)
			(Cost $325)	324

			Total Short-Term Investments
			(Cost $16,477)	16,476
Total Investments — 101.3%
(Cost $305,068)				$397,729
Liabilities in Excess of Other Assets — (1.3)%				(4,995)
Net Assets — 100.0%				$392,734

Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security.

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.

(h) Amount rounds to less than one thousand.

(m) All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

REIT Real Estate Investment Trust

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,053
Aggregate gross unrealized depreciation	(8,392)
Net unrealized appreciation/depreciation	$92,661

Federal income tax cost of investments	$305,068

See Notes to Financial Statements.

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Portfolio Investments

As of September 30, 2005 (Unaudited)

(Amounts in thousands)

	Shares	Security Description	Value
Long-Term Investments —97.3%
Common Stocks — 97.3%
Aerospace & Defense — 1.9%
	95	Ceradyne, Inc. (a)	$3,482
	34	Engineered Support Systems, Inc.	1,401
	15	MTC Technologies, Inc. (a)	466
			5,349
Air Freight & Logistics — 1.6%
	40	EGL, Inc. (a)	1,072
	39	Hub Group, Inc., Class A (a)	1,417
	25	UTI Worldwide, Inc.	1,943
			4,432
Airlines — 0.1%
	31	ExpressJet Holdings, Inc. (a)	276
Auto Components — 0.2%
	29	American Axle & Manufacturing Holdings, Inc.	672
Beverages — 0.3%
	34	Cott Corp. (Canada) (a)	598
	3	Hansen Natural Corp. (a)	143
			741
Biotechnology — 4.8%
	12	Affymetrix, Inc. (a)	550
	36	Alkermes, Inc. (a)	600
	10	Cephalon, Inc. (a)	483
	40	Charles River Laboratories International, Inc. (a)	1,750
	40	Cubist Pharmaceuticals, Inc. (a)	855
	24	Digene Corp. (a)	673
	50	Encysive Pharmaceuticals, Inc. (a)	594
	13	Gen-Probe, Inc. (a)	628
	55	Incyte Corp. (a)	259
	44	Isis Pharmaceuticals, Inc. (a)	223
	26	Keryx Biopharmaceuticals, Inc. (a)	413
	89	Lifecell Corp. (a)	1,920
	13	Martek Biosciences Corp. (a)	453
	36	Maxygen, Inc. (a)	296
	64	Nabi Biopharmaceuticals (a)	834
	13	Neurocrine Biosciences, Inc. (a)	639
	27	Telik, Inc. (a)	440
	20	United Therapeutics Corp. (a)	1,361
	27	Zymogenetics, Inc. (a)	440
			13,411
Building Products — 0.1%
	10	Lennox International, Inc.	277
Capital Markets — 1.1%
	12	Affiliated Managers Group, Inc. (a)	875
	26	Eaton Vance Corp.	642
	32	Investors Financial Services Corp.	1,050
	14	Refco Inc. (a)	404
			2,971
Chemicals — 0.5%
	25	Agrium, Inc. (Canada)	541
	29	Airgas, Inc.	844
			1,385
Commercial Banks — 1.1%
	14	East-West Bancorp, Inc.	470
	8	Mercantile Bank Corp.	337
	42	Sterling Bancshares, Inc.	623
	92	UCBH Holdings, Inc.	1,693
			3,123
Commercial Services & Supplies — 4.8%
	9	Advisory Board Co. (a)	484
	28	Corinthian Colleges, Inc. (a)	369
	11	Corporate Executive Board Co.	831
	20	Corrections Corp. of America (a)	789
	14	CoStar Group, Inc. (a)	649
	40	CRA International, Inc. (a)	1,675
	123	DiamondCluster International, Inc. (a)	935
	42	Educate, Inc. (a)	623
	19	Hudson Highland Group, Inc. (a)	477
	16	Huron Consulting Group, Inc. (a)	442
	21	Korn/Ferry International (a)	349
	62	Labor Ready, Inc. (a)	1,595

1

	20	Laureate Education, Inc. (a)	970
	35	LECG Corp. (a)	810
	21	Navigant Consulting, Inc. (a)	400
	22	Net 1 UEPS Technologies, Inc. (a)	502
	17	Waste Connections, Inc. (a)	613
	38	Watson Wyatt & Co. Holdings	1,030
			13,543
Communications Equipment — 3.2%
	29	Adtran, Inc.	926
	68	AudioCodes Ltd. (Israel) (a)	750
	13	Avocent Corp. (a)	395
	8	C-COR, Inc. (a)	53
	14	F5 Networks, Inc. (a)	595
	121	Foundry Networks, Inc. (a)	1,534
	142	Glenayre Technologies, Inc. (a)	510
	100	Ixia (a)	1,476
	8	Nice Systems Ltd., ADR (Israel) (a)	366
	34	Orckit Communications Ltd. (Israel) (a)	856
	38	Packeteer, Inc. (a)	478
	24	Polycom, Inc. (a)	385
	20	SafeNet, Inc. (a)	744
			9,068
Computer Storage & Peripherals — 0.1%
	58	Dot Hill Systems Corp. (a)	387
Computers & Peripherals — 0.7%
	11	Hutchinson Technology, Inc. (a)	279
	32	M-Systems Flash Disk Pioneers (Israel) (a)	946
	152	McData Corp. (a)	797
			2,022
Construction & Engineering — 1.2%
	31	Chicago Bridge & Iron Co., N.V. (Netherlands) (N.Y. Shares)	968
	43	Dycom Industries, Inc. (a)	863
	10	EMCOR Group, Inc. (a)	563
	15	Jacobs Engineering Group, Inc. (a)	979
			3,373
Distributors — 0.3%
	16	Beacon Roofing Supply, Inc. (a)	520
	4	LKQ Corp. (a)	109
	24	Prestige Brands Holdings, Inc. (a)	299
			928
Diversified Financial Services — 0.5%
	35	Apollo Investment Corp.	698
	29	Heartland Payment Systems, Inc. (a)	680
			1,378
Diversified Telecommunication Services — 0.3%
	23	NeuStar, Inc. (a)	721
Electrical Equipment — 1.1%
	29	Alamosa Holdings, Inc. (a)	490
	16	American Science & Engineering, Inc. (a)	1,040
	18	Ametek, Inc.	767
	19	Genlyte Group, Inc. (a)	904
			3,201
Electronic Equipment & Instruments — 1.4%
	44	Benchmark Electronics, Inc. (a)	1,319
	38	Cognex Corp.	1,133
	40	Photon Dynamics, Inc. (a)	774
	34	Radisys Corp. (a)	652
			3,878
Energy Equipment & Services — 4.2%
	10	Atwood Oceanics, Inc. (a)	800
	6	Cal Dive International, Inc. (a)	405
	7	Dril-Quip, Inc. (a)	351
	16	Grant Prideco, Inc. (a)	667
	9	Hornbeck Offshore Services, Inc. (a)	344
	16	Oceaneering International, Inc. (a)	844
	39	Patterson-UTI Energy, Inc.	1,418
	26	Rowan Cos., Inc.	934
	100	Tetra Technologies, Inc. (a)	3,114
	17	Todco, Class A (a)	728
	21	Universal Compression Holdings, Inc. (a)	835
	39	Veritas DGC, Inc. (a)	1,421
			11,861
Food & Staples Retailing — 0.6%
	36	Central European Distribution Corp. (a)	1,547

2

Food Products — 0.3%
	3	Diamond Foods, Inc. (a)	56
	19	JM Smucker Co. (The)	900
			956
Health Care Equipment & Supplies — 9.0%
	47	Adeza Biomedical Corp. (a)	826
	39	Advanced Medical Optics, Inc. (a)	1,489
	22	Advanced Neuromodulation Systems, Inc. (a)	1,030
	39	Anika Therapeutics, Inc. (a)	464
	16	Arrow International, Inc.	451
	64	Arthrocare Corp. (a)	2,580
	48	Aspect Medical Systems, Inc. (a)	1,425
	45	Bruker BioSciences Corp. (a)	197
	9	Chemed Corp.	379
	7	Cooper Cos., Inc. (The)	511
	33	Cytyc Corp. (a)	897
	22	Hologic, Inc. (a)	1,278
	28	Immucor, Inc. (a)	779
	27	Inamed Corp. (a)	2,013
	16	Integra LifeSciences Holdings Corp. (a)	601
	69	Intralase Corp. (a)	1,008
	17	Kensey Nash Corp. (a)	514
	12	Kinetic Concepts, Inc. (a)	688
	49	Kyphon, Inc. (a)	2,136
	24	Laserscope (a)	679
	43	PerkinElmer, Inc.	869
	8	Resmed, Inc. (a)	613
	8	Schick Technologies, Inc. (a)	210
	2	Shamir Optical Industry Ltd. (Israel) (a)	18
	25	Syneron Medical Ltd. (Israel) (a)	905
	50	Viasys Healthcare, Inc. (a)	1,260
	50	Vnus Medical Technologies, Inc. (a)	519
	33	Wright Medical Group, Inc. (a)	814
			25,153
Health Care Providers & Services — 8.0%
	15	American Healthways, Inc. (a)	639
	30	Apria Healthcare Group, Inc. (a)	941
	20	Centene Corp. (a)	497
	10	Covance, Inc. (a)	493
	75	CryoLife, Inc. (a)	522
	11	DaVita, Inc. (a)	488
	34	HealthExtras, Inc. (a)	733
	13	LabOne, Inc. (a)	573
	38	LCA Vision, Inc.	1,409
	37	LHC Group, Inc. (a)	570
	35	Merge Technologies, Inc. (a)	604
	16	Omnicare, Inc.	877
	3	Pacificare Health Systems, Inc. (a)	220
	57	Pediatrix Medical Group, Inc. (a)	4,404
	31	Priority Healthcare Corp., Class B (a)	874
	29	Psychiatric Solutions, Inc. (a)	1,546
	46	SFBC International, Inc. (a)	2,029
	17	Triad Hospitals, Inc. (a)	767
	38	United Surgical Partners International, Inc. (a)	1,474
	74	VCA Antech, Inc. (a)	1,894
	32	Ventiv Health, Inc. (a)	836
			22,390
Hotels, Restaurants & Leisure — 4.3%
	13	Argosy Gaming Co. (a)	592
	26	Brinker International, Inc. (a)	992
	38	California Pizza Kitchen, Inc. (a)	1,120
	10	Choice Hotels International, Inc.	656
	75	CKE Restaurants, Inc.	990
	24	Ctrip.com International Ltd. (Cayman Islands), ADR (a)	1,567
	71	La Quinta Corp. (a)	614
	29	Orient-Express Hotels Ltd. (Bermuda)	813
	9	Panera Bread Co., Class A (a)	471
	8	PF Chang’s China Bistro, Inc. (a)	381
	26	Rare Hospitality International, Inc. (a)	670
	25	Ruth’s Chris Steak House (a)	461
	16	Scientific Games Corp., Class A (a)	493
	8	Station Casinos, Inc.	554
	59	Texas Roadhouse, Inc., Class A (a)	878
	29	Vail Resorts, Inc. (a)	837
			12,089

3

Household Durables — 1.0%
	23	Desarrolladora Homex S.A. de C.V. (Mexico), ADR (a)	692
	19	Hovnanian Enterprises, Inc. (a)	947
	44	Technical Olympic USA, Inc.	1,146
			2,785
Household Products — 0.6%
	40	Central Garden & Pet Co. (a)	1,796
Internet & Catalog Retail — 0.8%
	41	Audible, Inc. (a)	506
	14	Coldwater Creek, Inc. (a)	361
	38	J. Jill Group, Inc. (The) (a)	601
	38	Stamps.com, Inc. (a)	662
	9	VistaPrint Ltd. (a)	109
			2,239
Internet Software & Services — 4.3%
	94	aQuantive, Inc. (a)	1,895
	21	Blue Coat Systems, Inc. (a)	904
	11	Digital River, Inc. (a)	398
	90	Digitas, Inc. (a)	1,018
	65	Interwoven, Inc. (a)	533
	37	Jupitermedia Corp. (a)	663
	19	McAfee, Inc. (a)	601
	64	Online Resources Corp. (a)	675
	55	Openwave Systems, Inc. (a)	981
	203	SkillSoft plc (Ireland), ADR (a)	931
	204	SonicWALL, Inc. (a)	1,297
	85	ValueClick, Inc. (a)	1,451
	38	WebSideStory, Inc. (a)	675
			12,022
IT Services — 3.6%
	10	Anteon International Corp. (a)	415
	33	BISYS Group, Inc. (The) (a)	436
	50	CACI International, Inc., Class A (a)	3,051
	31	Cognizant Technology Solutions Corp., Class A (a)	1,440
	55	Euronet Worldwide, Inc. (a)	1,639
	26	Forrester Research, Inc. (a)	531
	53	Gartner, Inc., Class A (a)	616
	9	Global Payments, Inc.	731
	49	RightNow Technologies, Inc. (a)	718
	61	Sapient Corp. (a)	384
			9,961
Leisure Equipment & Products — 0.3%
	39	Nautilus Group, Inc.	859
Machinery — 2.9%
	11	Actuant Corp., Class A	515
	57	ASV, Inc. (a)	1,290
	16	Bucyrus International, Inc.	762
	31	ESCO Technologies, Inc. (a)	1,532
	14	Gardner Denver, Inc. (a)	638
	24	Kaydon Corp.	692
	11	Kennametal, Inc.	537
	12	Middleby Corp. (a)	870
	59	TurboChef Technologies, Inc. (a)	913
	20	Wabash National Corp.	389
			8,138
Media — 1.9%
	47	CKX, Inc. (a)	595
	63	Focus Media Holding, Ltd. (China), ADR (a)	1,693
	67	Harris Interactive, Inc. (a)	285
	55	Lions Gate Entertainment Corp. (Canada) (a)	522
	34	Outdoor Channel Holdings, Inc. (a)	499
	39	Playboy Enterprises, Inc., Class B (a)	556
	75	Spanish Broadcasting System, Class A (a)	536
	46	World Wrestling Entertainment, Inc.	595
			5,281
Metals & Mining — 1.2%
	46	Alpha Natural Resources, Inc. (a)	1,369
	22	Massey Energy Co.	1,113
	24	Steel Dynamics, Inc.	802
			3,284
Multiline Retail — 0.0%
	11	99 Cents Only Stores (a)	100
Oil, Gas & Consumable Fuels — 5.2%
	31	ATP Oil & Gas Corp. (a)	1,034
	36	Bronco Drilling Corp., Inc. (a)	986
	68	Carrizo Oil & Gas, Inc. (a)	1,995

4

	8	Dresser Rand Group, Inc. (a)	192
	13	Energy Partners Ltd. (a)	390
	101	KCS Energy, Inc. (a)	2,767
	23	Plains Exploration & Production Co. (a)	965
	53	Quicksilver Resources, Inc. (a)	2,538
	20	Range Resources Corp.	783
	20	Remington Oil & Gas Corp. (a)	846
	22	Vintage Petroleum, Inc.	1,014
	9	Western Gas Resources, Inc.	461
	14	Whiting Petroleum Corp. (a)	612
			14,583
Personal Products — 0.4%
	17	Parlux Fragrances, Inc. (a)	497
	14	USANA Health Sciences, Inc. (a)	675
			1,172
Pharmaceuticals — 3.5%
	32	Adams Respiratory Therapeutics, Inc. (a)	1,017
	79	First Horizon Pharmaceutical Corp. (a)	1,569
	15	IVAX Corp. (a)	400
	36	Kos Pharmaceuticals, Inc. (a)	2,406
	35	Medicines Co. (a)	800
	24	Medicis Pharmaceutical Corp., Class A	780
	40	Noven Pharmaceuticals, Inc. (a)	553
	34	Penwest Pharmaceuticals Co. (a)	603
	38	Salix Pharmaceuticals Ltd. (a)	817
	16	Taro Pharmaceuticals Industries (Israel) (a)	404
	19	Theravance, Inc. (a)	405
			9,754
Real Estate — 1.2%
	12	American Financial Realty Trust REIT	163
	25	BioMed Realty Trust, Inc. REIT	618
	20	Mills Corp. (The) REIT	1,085
	44	Ventas, Inc. REIT	1,430
			3,296
Road & Rail — 1.0%
	67	Landstar System, Inc.	2,700
Semiconductors & Semiconductor Equipment — 6.2%
	26	ATMI, Inc. (a)	811
	29	August Technology Corp. (a)	313
	13	Cree, Inc. (a)	315
	32	DSP Group, Inc. (a)	821
	40	Exar Corp. (a)	554
	17	Formfactor, Inc. (a)	383
	132	Integrated Device Technology, Inc. (a)	1,413
	31	Intersil Corp., Class A	675
	7	Ikanos Communications, Inc. (a)	89
	135	Microsemi Corp. (a)	3,446
	63	O2Micro International Ltd. (Cayman Islands) (a)	987
	45	PDF Solutions, Inc. (a)	745
	37	Photronics, Inc. (a)	708
	31	Power Integrations, Inc. (a)	670
	63	Rudolph Technologies, Inc. (a)	849
	41	Semtech Corp. (a)	683
	81	Silicon Image, Inc. (a)	720
	51	Silicon Motion Technology Corp. (Cayman Islands), ADR (a)	783
	16	Standard Microsystems Corp. (a)	479
	20	Tessera Technologies, Inc. (a)	608
	39	Trident Microsystems, Inc. (a)	1,253
			17,305
Software — 6.5%
	134	Borland Software Corp. (a)	782
	22	Citrix Systems, Inc. (a)	563
	24	Cognos, Inc. (Canada) (a)	931
	54	Concur Technologies, Inc. (a)	664
	63	Epicor Software Corp. (a)	824
	21	Factset Research Systems, Inc.	752
	17	Fair Isaac Corp.	779
	41	Filenet Corp. (a)	1,134
	18	Hyperion Solutions Corp. (a)	867
	84	Informatica Corp. (a)	1,016
	46	Jack Henry & Associates, Inc.	888
	41	Jamdat Mobile, Inc. (a)	851
	127	Micromuse, Inc. (a)	998

5

	58		Progress Software Corp. (a)	1,849
	47		RSA Security, Inc. (a)	595
	55		Secure Computing Corp. (a)	620
	17		Talx Corp.	551
	40		THQ, Inc. (a)	846
	41		TradeStation Group, Inc. (a)	413
	40		VeriFone Holdings, Inc. (a)	812
	30		Verint Systems, Inc. (a)	1,240
	25		Verity, Inc. (a)	267
				18,242
Specialty Retail — 3.5%
	8		Abercrombie & Fitch Co.	392
	41		Aeropostale, Inc. (a)	863
	33		AnnTaylor Stores Corp. (a)	874
	46		Chico’s FAS, Inc. (a)	1,709
	15		Children’s Place, Inc. (a)	550
	30		Dick’s Sporting Goods, Inc. (a)	915
	12		DSW, Inc. (a)	248
	17		Electronics Boutique Holdings Corp. (a)	1,068
	24		Guitar Center, Inc. (a)	1,298
	13		Jos. A. Bank Clothiers, Inc. (a)	549
	58		Petco Animal Supplies, Inc. (a)	1,230
				9,696
Textiles, Apparel & Luxury Goods — 1.0%
	12		Charles & Colvard, Ltd.	302
	9		Maidenform Brands, Inc. (a)	125
	43		Phillips-Van Heusen	1,331
	11		Volcom, Inc. (a)	300
	40		Warnaco Group, Inc. (The) (a)	881
				2,939
Thrifts & Mortgage Finance — 0.3%
	25		Bankunited Financial Corp.	565
	11		Harbor Florida Bancshares, Inc.	395
	—	(h)	New York Community Bancorp, Inc.	—	(h)
				960
Wireless Telecommunication Services — 0.2%
	21		InPhonic, Inc. (a)	283
	17		Syniverse Holdings, Inc. (a)	254
				537
			Total Long-Term Investments
			(Cost $223,938)	272,781
Short-Term Investments — 2.5%
Investment Company — 2.5%
	7,077		JPMorgan Prime Money Market Fund (b)
			(Cost $7,077)	7,077
Total Investments — 99.8%
(Cost $231,015)				$279,858
Other Assets in Excess of Liabilities — 0.2%				558
Net Assets — 100.0%				$280,416

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,026
Aggregate gross unrealized depreciation	(9,183)
Net unrealized appreciation/depreciation	$48,843

Federal income tax cost of investments	$231,015

6

ITEM 2. CONTROLS AND PROCEDURES.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The sub-administrator prepares financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Series Trust

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
March 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
March 17, 2006

By:	/s/ Stephanie Dorsey
Stephanie Dorsey
Treasurer and Principal Financial Officer
March 17, 2006